Grants and investment tax credits	12 Months Ended
Aug. 31, 2022
Grants and investment tax credits
Grants and investment tax credits

21. Grants and investment tax credits

During the year ended August 31, 2022, the Company recognized grants and investment tax credits amounting to $1,458,632 [August 31, 2021 –$921,658], of which $1,408,840 are presented against research and development expenses [August 31, 2021 –$859,516], $8,535 against cost of sales [August 31 2021 –$Nil] and $40,584 as a reduction of property and equipment and intangible assets [August 31, 2021 – $44,939]. Office salaries and benefits are presented net $Nil [August 31, 2021 –$17,203] of grants.